Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events:

(a)Equity Offerings:

Second Registered Direct Equity Offering: On December 30, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 94,750,000 common shares and warrants to purchase 94,750,000 common shares (the “January 5 Warrants”) in a registered direct offering. In connection with this offering, which closed on January 5, 2021, the Company received gross proceeds of approximately $18.0 million.

Third Registered Direct Equity Offering: On January 8, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 137,000,000 common shares and warrants to purchase 137,000,000 common shares (the “January 12 Warrants”) in a registered direct offering. In connection with this offering, which closed on January 12, 2021, the Company received gross proceeds of approximately $26.0 million.

(b) Vessel Acquisitions:

On January 20, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of the Magic Orion, a secondhand 2006 Japanese-built Capesize dry bulk carrier for a purchase price of $17.5 million. The Magic Orion was delivered to the Company on March 17, 2021 and was financed in its entirety with cash on hand.

On January 28, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of the Magic Venus, a secondhand 2010 Japanese-built Kamsarmax dry bulk carrier for a purchase price of $15.85 million. The Magic Venus was delivered to the Company on March 2, 2021 and was financed in its entirety with cash on hand.

On February 2, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of the Magic Argo, a secondhand 2009 Japanese-built Kamsarmax dry bulk carrier for a purchase price of $14.5 million. The Magic Argo was delivered to the Company on March 18, 2021 and was financed in its entirety with cash on hand.

On February 5, 2021, the Company entered into agreements to purchase two 2005 Korean-built Aframax LR2 tankers from an unaffiliated third-party seller for an aggregate purchase price of $27.2 million. Both vessels have attached time charter contracts with a reputable charterer with an estimated remaining term of about one year, each of which shall provide the Company with a minimum gross daily hire of $15,000 and have a 50% profit sharing arrangement over such level based on a predetermined formula. The charterer has the option to extend the duration of each contract for an additional one-year term. The M/T Wonder Polaris and the M/T Wonder Sirius were delivered to the Company on March 11, 2021 and March 22, 2021, respectively. Both acquisitions were financed in their entirety with cash on hand.

On February 18, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand 2010 Korean-built Kamsarmax dry bulk carrier for a purchase price of $14.8 million. The acquisition is expected to be consummated by taking delivery of the vessel sometime in the beginning of the second quarter of 2021 and is expected to be financed in its entirety with cash on hand.

On March 9, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand 2010 Korean-built Kamsarmax dry bulk carrier for a purchase price of $15.5 million. The acquisition is expected to be consummated by taking delivery of the vessel within the second quarter of 2021 and is expected to be financed in its entirety with cash on hand.

On March 11, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand 2011 Japanese-built Kamsarmax dry bulk carrier for a purchase price of $16.9 million. The acquisition is expected to be consummated by taking delivery of the vessel sometime between the second and third quarter of 2021 and is expected to be financed in its entirety with cash on hand.

(c) Entry into $15.3 Million Debt Financing: On January 22, 2021, the Company, through two of its ship-owning subsidiaries, entered into a $15.3 million senior secured post-delivery term loan facility with Hamburg Commercial AG (the “$15.3 Million Hamburg Facility”). The $15.3 Million Hamburg Facility was drawn in full on January 27, 2021. The facility has a tenor of four years from the drawdown date, bears interest at 3.30% plus LIBOR per annum, and is secured by first mortgages on the Magic Horizon and the Magic Nova.

(d)$5.0 Million Term Loan Facility Extension: On March 2, 2021, the Company entered into a supplemental agreement pursuant to which it extended its originally maturing on March 3, 2021, $5.0 Million Term Loan Facility for an additional six-month period on terms similar with those of the initial loan agreement.

(e)Subsequent Warrant Exercises: Subsequent to December 31, 2020 and up to March 25, 2021, there have been exercises of 55,374,200 Class A Warrants, 57,071,360 Private Placement Warrants, 94,750,000 January 5 Warrants and 137,000,000 January 12 Warrants which resulted in the issuance of an equivalent number of the Company’s common shares and proceeds to the Company of approximately $83.4 million.